Series A Preferred Stock (Details) (Preferred Stock Series A [Member], USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 30, 2005
Preferred Stock Series A [Member]
Class of Stock [Line Items]
Preferred stock, shares sold			1,521,258
Annual dividend rate	8.00%	8.00%
Preferred stock, shares outstanding	803,270	803,270
Preferred stock, liquidation preference per share	$ 10.00
Preferred stock, fixed annual amount of dividend per share	$ 0.80
Preferred stock, redemption price	$ 10.00